Taxation - Income tax provision (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Deferred income tax expense	SFr (21,415)	SFr 0	SFr (32,761)
Deferred income tax gain	39,188	131,055	32,761
Income tax gain	SFr 17,773	SFr 131,055	SFr 0
Average effective tax rate (as a percent)	21.70%	21.50%	21.90%